Federated Global Allocation Fund
Class A Shares (ticker FSTBX)
Class B Shares (ticker FSBBX)
Class C Shares (ticker FSBCX)
Class R Shares (ticker FSBKX)
Institutional Shares (ticker SBFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED jANUARY 31, 2014
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Chengjun (Chris) Wu, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
April 8, 2014
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452102 (4/14)
Federated Global Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2014
1. Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Chengjun (Chris) Wu, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Christopher J. Smith and replace it with the following:
“Chengjun (Chris) Wu
Chengjun (Chris) Wu, has been the Fund's portfolio manager since April 2014, and is responsible for the fixed-income portion of the Fund. Mr. Wu joined Federated in 2006 as a Senior Quantitative Analyst in the domestic, fixed-income area, focusing on structured products, and in 2010 was appointed Assistant Vice President of the Fund's Adviser. In 2014, after multiple years managing institutional portfolios, he became a Vice President and was appointed Senior Investment Analyst and Portfolio Manager. Before joining Federated, Mr. Wu was a Financial Analyst and Documentation Manager at Quantitative Risk Management, Inc. from 2004 to 2006 and a Lead Software Engineer at Motorola, Inc. from 2000 to 2004. Mr. Wu has received the Chartered Financial Analyst designation, B.S. from Beijing Normal University, M.S. from University of Illinois at Chicago, and M.B.A. from the University of Chicago, Graduate School of Business.”
April 8, 2014
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452101 (4/14)
Federated Global Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED jANUARY 31, 2014
Under the heading entitled “Portfolio Manager Information,” please delete the information related to Christopher J. Smith and add the following:
Chengjun (Chris) Wu, Portfolio Manager
Types of Accounts Managed by Chengjun (Chris) Wu	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	6/$674.5 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Chengjun (Chris) Wu is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. a designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Wu is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The weighting assigned to the Fund is less than the weighting assigned to other accounts or funds used to determine IPP. In addition, Mr. Wu serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Mr. Wu was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
April 8, 2014

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452103 (4/14)